Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Stock Class A	Common Stock Class B	Common Stock	Additional paid-in capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance at Sep. 30, 2022			$ 1,401	$ 23,256,219	$ 1,496,314	$ 2,484,385	$ (1,902,108)	$ 289,000	$ 25,625,211
Balance (in Shares) at Sep. 30, 2022			14,006,250
Foreign currency translation loss							(399,291)	(22,801)	(422,092)
Net loss					1,223	(4,990,425)		(27,324)	(5,016,526)
Balance at Mar. 31, 2023			$ 1,401	23,256,219	1,497,537	(2,506,040)	(2,301,399)	238,875	20,186,593
Balance (in Shares) at Mar. 31, 2023			14,006,250
Balance at Sep. 30, 2023	$ 1,401			23,256,219	1,497,771	(8,465,867)	(2,331,612)	130,220	14,088,132
Balance (in Shares) at Sep. 30, 2023	14,006,250
Private placement	$ 280			979,720					980,000
Private placement (in Shares)	2,800,000
Private placement		$ 200							200
Private placement (in Shares)		2,000,000
Shares repurchase	$ (200)								(200)
Shares repurchase (in Shares)	(2,000,000)
Capital contribution by Non- controlling interests								1,188,386	1,188,386
Foreign currency translation loss							(12,175)	68,373	56,198
Net loss					1	(4,641,222)		(8,158)	(4,649,379)
Balance at Mar. 31, 2024	$ 1,481	$ 200		$ 24,235,939	$ 1,497,772	$ (13,107,089)	$ (2,343,787)	$ 1,378,821	$ 11,663,337
Balance (in Shares) at Mar. 31, 2024	14,806,250	2,000,000